                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2000

                 Check here if Amendment [ ]: Amendment Number:

                        This Amendment (Check only one.):

                         [ ] is a restatement.
                         [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:   Chieftain Capital Management, Inc.

Address:   12 East  49th Street, New York, New York 10017

Form 13F File Number: 28-1658

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. Stern
Title:  Director
Phone:  (212) 421-9760

Signature, Place, and Date of Signing:


/s/ Thomas D. Stern
--------------------
Thomas D. Stern


New York, New York
February 14, 2001

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page

                                 Report Summary:



Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total:   $2,457,650  (thousands)

List of Other Included Managers:    NONE

                           FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2       COLUMN 3        COLUMN 4
         NAME OF ISSUER          TITLE OF CLASS      CUSIP           VALUE
                                                                   (X$1000)
ALBERTA ENERGY LTD                     COM        012873 10 5            810,295

SHAW

COMMUNICATIONS INC                    CL B        82028K 20 0            664,932

JONES APPAREL GROUP INC                COM        480074 10 3            312,841

US BANCORP DEL                         COM        902973 10 6            170,212

GENERAL DYNAMICS CORP                  COM        369550 10 8            135,824

BLYTH INC                              COM        09643P 10 8            112,001

CORUS ENTERTAINMENT                 COM CL B
INC                                  NON VTG      220874 10 1             89,813

YANKEE CANDLE INC                      COM        984757 10 4             88,761

FIRSTAR CORP NEW WIS                   COM        33763V 10 9             72,971

COLUMN TOTALS                                                          2,457,650

GRAND TOTAL                                                            2,457,650

            COLUMN 1                              COLUMN 5                 COLUMN 6
         NAME OF ISSUER             SHARES OR      SH/PRN     PUT/CALL    INVESTMENT
                                  PRINCIPAL AMT                           DISCRETION
ALBERTA ENERGY LTD                    16,793,688     SH                      SOLE

SHAW

COMMUNICATIONS INC                    28,910,108     SH                      SOLE

JONES APPAREL GROUP INC                9,719,339     SH                      SOLE

US BANCORP DEL                         5,831,688     SH                      SOLE

GENERAL DYNAMICS CORP                  1,741,338     SH                      SOLE

BLYTH INC                              4,642,544     SH                      SOLE

CORUS ENTERTAINMENT INC                3,462,684     SH                      SOLE

YANKEE CANDLE INC                      8,023,576     SH                      SOLE

FIRSTAR CORP NEW WIS                   3,138,525     SH                      SOLE

COLUMN TOTALS

GRAND TOTAL

            COLUMN 1             COLUMN 7                         COLUMN 8
         NAME OF ISSUER           OTHER                       VOTING AUTHORITY
                                 MANAGERS       SOLE               SHARED        NONE
ALBERTA ENERGY LTD                              16,793,688

SHAW

COMMUNICATIONS INC                              28,910,108

JONES APPAREL GROUP INC                          9,719,339

US BANCORP DEL                                   5,831,688

GENERAL DYNAMICS CORP                            1,741,338

BLYTH INC                                        4,642,544

CORUS ENTERTAINMENT INC                          3,462,684

YANKEE CANDLE INC                                8,023,576

FIRSTAR CORP NEW WIS                             3,138,525

COLUMN TOTALS

GRAND TOTAL